Cover	12 Months Ended
Dec. 31, 2019 shares
Cover [Abstract]
Document Type	20-F/A
Amendment Flag	false
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Document Period End Date	Dec. 31, 2019
Entity Registrant Name	HeadHunter Group PLC
Entity Central Index Key	0001721181
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Shell Company	false
Trading Symbol	HHR
Document Annual Report	true
Entity Interactive Data Current	Yes
Entity Ex Transition Period	false
Document Transition Report	false
Document Shell Company Report	false
Document Registration Statement	false
Entity File Number	001-38882
Title of 12(b) Security	Ordinary shares
Security Exchange Name	NASDAQ
Entity Address, Country	CY
Entity Common Stock, Shares Outstanding	50,000,000